Note 6 - Share-based Payments (Tables)	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Quarter ended March 31, 2018		Year ended December 31, 2017
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	3,025,826	$2.61	2,453,586	$0.44
Issued during the period	897,980	$13.92	671,253	$10.22
Exercised during the period	-	-	(99,013)	$0.32
Forfeited during the period	(96,854)	$10.32	-	-
Balance at end of period	3,826,952	$5.07	3,025,826	$2.61

Disclosure of range of exercise prices of outstanding share options [text block]
	Outstanding stock options			Exercisable stock options
Exercise price	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29	2,035,807	6.0		1,639,165
$0.69	264,787	7.1		193,986
$4.81	53,979	7.7		33,284
$9.70	116,182	8.9		46,989
$10.04	442,827	9.1		75,501
$11.92	10,000	6.9		-
$13.80	840,380	6.9		666
$16.26	11,990	6.4		-
$16.33	15,000	6.8		-
$16.50	16,000	6.6		-
$17.05	10,000	6.9		-
$18.98	10,000	6.8		-
	3,826,952	6.7	$5.07	1,989,591	$1.00

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Three-month periods ended March 31,
	2018	2017
Grant (number of stock options)	897,980	174,455
Weighted average fair value of stock options	$8.32	$6.80
Weighted average exercise price	$13.92	$9.70
Weighted average assumptions:
Share price	$13.92	$9.70
Risk-free interest rate	2.60%	2.04%
Expected dividend yield	-	-
Volatility factor	75.10%	81.56%
Expected life (in years)	4.5	6.0